INTANGIBLE ASSETS AND GOODWILL - Narrative (Details) $ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2023 CAD ($) license	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	May 31, 2024 CAD ($)
Disclosure of detailed information about intangible assets [line items]
Spectrum license acquisition, expense		$ 72	$ 74
Media
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets and goodwill		$ 15	$ 0
Spectrum licences
Disclosure of detailed information about intangible assets [line items]
Number of spectrum licenses won | license	860
Population covered by license (percent)	87.00%
Spectrum license acquisition, expense	$ 475
Intangible assets acquired by way of government grant				$ 480